Financial risk management - Schedule of Mortgage Lending (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 449,745	£ 454,899	[1]	£ 448,567
Mortgages | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	307,320	312,338
Mortgages | Gross drawn exposures | A £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	971	731
Mortgages | Gross drawn exposures | B £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	41,250	37,075
Mortgages | Gross drawn exposures | C £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	64,466	60,086
Mortgages | Gross drawn exposures | D £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	95,958	93,010
Mortgages | Gross drawn exposures | E £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	34,327	35,015
Mortgages | Gross drawn exposures | F £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	6,663	6,990
Mortgages | Gross drawn exposures | G £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,465	1,519
Mortgages | Gross drawn exposures | Unrated properties £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	62,220	77,912
Mortgages | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	1,105	1,207
Mortgages | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	256,596	257,517
Mortgages | Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	161	91
Mortgages | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	38,533	41,783
Mortgages | Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	374	552
Mortgages | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,337	3,416
Mortgages | Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	357	311
Mortgages | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	7,854	9,622
Mortgages | POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	213	253
Mortgages | Less than 70 per cent | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	233,039	255,668
Mortgages | Less than 70 per cent | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	609	708
Mortgages | Less than 70 per cent | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	193,235	210,457
Mortgages | Less than 70 per cent | Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	57	51
Mortgages | Less than 70 per cent | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	28,754	33,205
Mortgages | Less than 70 per cent | Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	208	330
Mortgages | Less than 70 per cent | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,882	3,161
Mortgages | Less than 70 per cent | Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	226	210
Mortgages | Less than 70 per cent | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	7,168	8,845
Mortgages | Less than 70 per cent | POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	118	117
Mortgages | 70 per cent to 80 per cent | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	41,542	37,581
Mortgages | 70 per cent to 80 per cent | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	199	246
Mortgages | 70 per cent to 80 per cent | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	36,413	31,788
Mortgages | 70 per cent to 80 per cent | Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	37	25
Mortgages | 70 per cent to 80 per cent | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,506	5,264
Mortgages | 70 per cent to 80 per cent | Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	75	124
Mortgages | 70 per cent to 80 per cent | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	290	170
Mortgages | 70 per cent to 80 per cent | Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	61	55
Mortgages | 70 per cent to 80 per cent | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	333	359
Mortgages | 70 per cent to 80 per cent | POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	26	42
Mortgages | 80 per cent to 90 per cent | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	23,999	14,743
Mortgages | 80 per cent to 90 per cent | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	148	110
Mortgages | 80 per cent to 90 per cent | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	20,949	11,942
Mortgages | 80 per cent to 90 per cent | Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48	12
Mortgages | 80 per cent to 90 per cent | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,821	2,604
Mortgages | 80 per cent to 90 per cent | Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	53	59
Mortgages | 80 per cent to 90 per cent | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	87	48
Mortgages | 80 per cent to 90 per cent | Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	27	20
Mortgages | 80 per cent to 90 per cent | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	142	149
Mortgages | 80 per cent to 90 per cent | POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	20	19
Mortgages | 90 per cent to 100 per cent | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	8,491	4,051
Mortgages | 90 per cent to 100 per cent | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	76	46
Mortgages | 90 per cent to 100 per cent | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,981	3,319
Mortgages | 90 per cent to 100 per cent | Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	19	3
Mortgages | 90 per cent to 100 per cent | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,389	606
Mortgages | 90 per cent to 100 per cent | Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	31	18
Mortgages | 90 per cent to 100 per cent | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	30	13
Mortgages | 90 per cent to 100 per cent | Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	12	7
Mortgages | 90 per cent to 100 per cent | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	91	113
Mortgages | 90 per cent to 100 per cent | POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	14	18
Mortgages | Greater than 100 per cent | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	249	295
Mortgages | Greater than 100 per cent | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	73	97
Mortgages | Greater than 100 per cent | Stage 1 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	18	11
Mortgages | Greater than 100 per cent | Stage 1 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	0	0
Mortgages | Greater than 100 per cent | Stage 2 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	63	104
Mortgages | Greater than 100 per cent | Stage 2 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	7	21
Mortgages | Greater than 100 per cent | Stage 3 £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48	24
Mortgages | Greater than 100 per cent | Stage 3 £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	31	19
Mortgages | Greater than 100 per cent | POCI £m | Gross drawn exposures
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	120	156
Mortgages | Greater than 100 per cent | POCI £m | Allowance for expected credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 35	£ 57

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.